Note 10 - Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes Tables
Lease, Cost [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease costs	$—	$280	$—	$862
Variable lease costs (1)	—	98	—	476
Total lease cost	$—	$378	$—	$1,338

	Year Ended December 31,
	2023	2022
Operating lease costs	$1,169	$1,356
Variable lease costs (1)	679	737
Total lease cost	$1,848	$2,093